CONSOLIDATED INCOME STATEMENT - SEK (kr) kr in Thousands		12 Months Ended
		Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Profit or loss [abstract]
Net sales (NOTE 4)		kr 3,169	kr 172	kr 6,373
Change in inventories of products in progress and finished goods (NOTE 7)		(1,450)	(1,405)	9,509
Capitalized development costs (NOTE 5)		9,157	7,023	16,727
Other operating income (NOTE 6, 13)		1,753	420	2
Raw materials, consumables and goods for resale (NOTE 7,13)		(2,953)	(2,984)	(4,733)
Other external expenses (NOTE 8,9,13)		(60,235)	(79,904)	(98,104)
Employee benefit expenses (NOTE 10)		(48,371)	(59,295)	(57,661)
Depreciation, amortization and impairment (NOTE 11,12)		(4,794)	(4,508)	(4,804)
Operating income (NOTE 14)		(103,724)	(140,481)	(132,691)
Financial income		101	85	786
Financial expenses		(14,390)	(19,847)	(9,634)
Financial income and expenses - net (NOTE 13,15)		(14,289)	(19,762)	(8,848)
Income before taxes		(118,013)	(160,243)	(141,539)
Income taxes (NOTE 16)		0	0	0
Income for the year		(118,013)	(160,243)	(141,539)
Income for the year attributable to:
Parent Company shareholders		(118,007)	kr (160,243)	kr (141,539)
Non-controlling interests		kr (6)
Earnings per share before and after dilution, SEK (in SEK per share) (NOTE 17)	[1],[2]	kr (0.71)	kr (1.39)	kr (1.36)

[1]	Recalculation of historical figures has been performed with regards to capitalization issue components in the preferential rights share issue carried out in the fiscal quarter July 31, 2017.
[2]	Recalculation of historical values has been made taking into account capitalization issue elements in the rights issue carried out in July 2017.